Fees Summary	Aug. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,400,000
Previously Paid Amount	0.00
Total Fee Amount	501.84
Total Offset Amount	0.00
Net Fee	501.84
Narrative - Max Aggregate Offering Price	$ 3,400,000
Final Prospectus	true